Financial Instruments - Derivatives Designated as Hedging Instruments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥) ¥ / $	Mar. 31, 2019 USD ($)	Mar. 31, 2018 JPY (¥)
Disclosure of detailed information about hedging instruments [line items]
Balance in hedge cost of exchange differences on translation, continuing hedges	¥ 1,412
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	(362)
Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	33
Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	(109)
Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	3,397
Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	7,969
Interest rate risk | Cash flow hedges | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional	120,000	$ 575
Interest rate risk | Cash flow hedges | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional	308,078		¥ 300,938
Fair value, assets	¥ 2,100
Fair value, liabilities			¥ (970)
Currency and interest rate risk | Cash flow hedges | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional | $		$ 1,125
Average foreign exchange rate | ¥ / $	109.97
Average rate of hedging instrument	0.03%	0.03%
Currency and interest rate risk | Net investment hedges | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Notional	¥ 10,540	$ 12,398
JPY | Interest rate risk | Cash flow hedges | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0
Fair value, liabilities	¥ 917
Average rate of hedging instrument	0.66%	0.66%
USD | Interest rate risk | Cash flow hedges | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	¥ 396
Fair value, liabilities	¥ 0
Average rate of hedging instrument	2.83%	2.83%
USD | Currency and interest rate risk | Cash flow hedges | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	¥ 3,329
Fair value, liabilities	708
USD | Currency and interest rate risk | Net investment hedges | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0
Fair value, liabilities	1,425,116
EUR | Currency and interest rate risk | Net investment hedges | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0
Fair value, liabilities	¥ 1,308,686